Non-Controlling Interest (NCI) - Summary of Non Controlling Interest (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non Controlling Interest [Line Items]
Current assets	$ 13,709,402	$ 15,511,780	$ 16,397,575
Non-current liabilities	(34,414,633)	(33,757,326)	(25,531,527)
Current liabilities	(12,085,579)	(6,919,970)	(9,362,958)
Revenues	33,224,144	27,380,376	19,014,906
Profit / (loss)	9,689,600	9,185,474	6,043,717
OCI	(979,545)	(378,548)	546,838
Total comprehensive income for the year	8,710,055	8,806,926	6,590,555
Profit / (loss) allocated to NCI	146,688	172,327	46,225
Net cash provided by operating activities	13,934,854	12,519,706	11,095,446
Net cash provided by investment activities	(11,092,156)	(8,482,383)	(4,969,308)
Net cash used in financing activities	(4,789,761)	(4,925,702)	(7,351,525)
Decrease in cash and cash equivalents	$ (2,316,253)	$ (961,413)	$ (1,111,672)
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Non Controlling Interest [Line Items]
NCI percentage	25.50%	25.50%	25.50%
Non-current assets	$ 5,338,641	$ 5,836,193	$ 6,026,384
Current assets	2,282,766	1,689,382	1,489,451
Non-current liabilities	(2,336,742)	(2,377,104)	(2,724,344)
Current liabilities	(724,416)	(485,025)	(320,041)
Net assets	4,560,249	4,663,446	4,471,450
Net assets attributable to NCI	1,162,863	1,189,179	1,140,220
Revenues	2,811,173	2,493,000	1,551,800
Profit / (loss)	575,248	675,792	181,274
OCI	(629,243)	(405,354)	(85,286)
Total comprehensive income for the year	(53,995)	270,438	95,988
Profit / (loss) allocated to NCI	146,688	172,327	46,225
OCI allocated to NCI	(77,868)	(29,617)	34,023
Net cash provided by operating activities	1,211,479	788,265	586,284
Net cash provided by investment activities	(330,259)	(204,114)	(208,497)
Net cash used in financing activities	144,613	(234,336)	(107,811)
Decrease in cash and cash equivalents	$ 1,025,833	$ 349,815	$ 269,976